Note 8 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of changes in common shares [text block]
	2017			2016		2015
	Shares	$	Shares	$	Shares	$
Balance at beginning of year	2,351,347	272,391	2,351,347	272,391	2,179,182	194,651
Issuance upon public offering	9,191,000	137,865,000	-	-	-	-
Share issuance costs	-	(10,236,593)	-	-	-	-
Conversion of preferred shares (note 7)	20,076,224	102,707,268	-	-	-	-
Issued during the year	-	-	-	-	41,138	12,008
Exercise of stock options	99,013	31,588	-	-	131,027	38,248
Reclassification of share-based compensation pursuant to the exercise of stock options	-	20,038	-	-	-	27,484
Balance at end of year	31,717,584	230,659,692	2,351,347	272,391	2,351,347	272,391